Earnings per share - Narrative (Details) - USD ($)				12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016 [1]
Earnings per share [line items]
Profit (loss) for the period				$ (110,069,928)	$ 1,382,530	[1]	$ 204,049,212
Weighted average number of ordinary shares (in shares)	158,166,534	158,166,534	158,742,282	191,994,398	158,166,534	[1]	158,262,268
Diluted earnings per share (in dollars per share)				$ (0.57)	$ 0.01	[1]	$ 1.29
Anti-dilutive securities excluded (in shares)				0	0
Long term incentive plan 2015
Earnings per share [line items]
Anti-dilutive securities excluded (in shares)				236,590	236,590

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.